ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Acquisition-related accruals		$ 90.2		$ 0.0
Accrued compensation and payroll taxes		53.4		40.4
Accrued interest		35.0		4.7
Legal and professional costs		32.0		26.3
Accrued employee benefits		24.4		41.5
Environmental (current portion only)		19.0		19.0
Asset retirement obligation (current portion only)		7.3		10.2
Other		66.8		72.2
Accrued liabilities	$ 352.3	$ 328.1	$ 205.1	$ 214.3